Employee compensation and benefits - Reconciliation of total incentive awards granted to income statement charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Compensation And Benefits [Abstract]
Total incentive awards approved for the current year	$ 3,800	$ 3,774	$ 3,359
Less: deferred bonuses awarded, expected to be recognised in future periods	(381)	(353)	(343)
Total incentives awarded and recognised in the current year	3,419	3,421	3,016
Add: current year charges for deferred bonuses from previous years	439	375	239
Other	(97)	(56)	(22)
Income statement charge for incentive awards	$ 3,761	$ 3,740	$ 3,233